Shareholder Report, Holdings (Details)	May 31, 2026
C000262410 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.10%
C000262410 | AAA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000262410 | AA
Holdings [Line Items]
Percent of Total Investments	49.60%
C000262410 | A
Holdings [Line Items]
Percent of Total Investments	21.30%
C000262410 | BBB
Holdings [Line Items]
Percent of Total Investments	9.20%
C000262410 | BB
Holdings [Line Items]
Percent of Total Investments	3.10%
C000262410 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000262410 | A-1+
Holdings [Line Items]
Percent of Total Investments	5.20%
C000262410 | California
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000262410 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000262410 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000262410 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262410 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262410 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262410 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262410 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262410 | American Samoa
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262410 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262410 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262410 | Washington
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262410 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262410 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245882 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000245882 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262411 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000262411 | 17142019
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
C000262411 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000262411 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000262411 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000262411 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000262411 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000262411 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262411 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000262411 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000262411 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245883 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245883 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000245883 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000245883 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000245883 | SectorAgency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245883 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245883 | SectorCLO - Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245883 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245883 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245883 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245883 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000245884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245884 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000245884 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000245884 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241312 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241312 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	81.50%
C000241312 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241312 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241312 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241312 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241312 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241312 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254634 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254634 | 17139351
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000254634 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C000254634 | North America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254634 | AssetPurchased Options - Calls
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000254634 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262396 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000262396 | SK hynix, Inc. - ABFR_645026907
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000262396 | ASML Holding NV - ABFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000262396 | Tencent Holdings Ltd. - ABFR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000262396 | Sea Ltd. - ABFR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000262396 | 3i Group PLC - ABFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262396 | Kingspan Group PLC - ABFR_449123900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262396 | Safran SA - ABFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000262396 | Standard Chartered PLC - ABFR_040828907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262396 | Canadian Pacific Kansas City Ltd. - ABFR_13646K959
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262396 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000262396 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000262396 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000262396 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000262396 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000262396 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000262396 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000262396 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000262396 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000262396 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000262396 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000262396 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000262396 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262396 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262396 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000262396 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262396 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000262396 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000262396 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000262396 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000262396 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000262396 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000262396 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262396 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247940 | ASML Holding NV - ABFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247940 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247940 | Prysmian SpA - ABFR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247940 | Schneider Electric SE - ABFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247940 | BAE Systems PLC - ABFR_026349902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247940 | Novartis AG - ABFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247940 | AIB Group PLC - ABFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247940 | Roche Holding AG - ABFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247940 | Oversea-Chinese Banking Corp., Ltd. - ABFR_B0F9V2906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247940 | ABB Ltd. - ABFR_710889908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247940 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247940 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000247940 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247940 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247940 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247940 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247940 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247940 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247940 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000247940 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000247940 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247940 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247940 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247940 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247940 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000247940 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247940 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000247940 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247940 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247940 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247940 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000247940 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247940 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000247940 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247940 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247940 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247940 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247940 | North America
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254635 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000254635 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262412 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000262412 | AAA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000262412 | AA
Holdings [Line Items]
Percent of Total Investments	51.80%
C000262412 | A
Holdings [Line Items]
Percent of Total Investments	17.80%
C000262412 | BBB
Holdings [Line Items]
Percent of Total Investments	11.90%
C000262412 | BB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000262412 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000262412 | A-1+
Holdings [Line Items]
Percent of Total Investments	4.60%
C000262412 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262412 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262412 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262412 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262412 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262412 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262412 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000262412 | New York
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000262412 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262412 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000262412 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262412 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262412 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262412 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262412 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247934 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247934 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000247934 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247934 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247934 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247934 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247934 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247934 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247934 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247934 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247934 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247934 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247934 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247934 | 17142367
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247934 | Country SummaryLuxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247934 | Country SummaryPuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247934 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247934 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247934 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000247934 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247934 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000247934 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247934 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247934 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247934 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247934 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247935 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247935 | 17137273
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000247935 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000247935 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000247935 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247935 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000247935 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247935 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247935 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000247935 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237018 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.70%
C000237018 | AAA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000237018 | AA
Holdings [Line Items]
Percent of Total Investments	38.30%
C000237018 | A
Holdings [Line Items]
Percent of Total Investments	25.60%
C000237018 | BBB
Holdings [Line Items]
Percent of Total Investments	10.10%
C000237018 | BB
Holdings [Line Items]
Percent of Total Investments	4.30%
C000237018 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000237018 | A-1+
Holdings [Line Items]
Percent of Total Investments	7.20%
C000237018 | D
Holdings [Line Items]
Percent of Total Investments	0.20%
C000237018 | 17137518
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237018 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237018 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237018 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237018 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237018 | AssetLong-Term Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000237018 | AssetShort-Term Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237019 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237019 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000237019 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000237019 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000237019 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237019 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237019 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237019 | SectorCredit Cards - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000264974 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264974 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000264974 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000264974 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000264974 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264974 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000264974 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000264974 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264974 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264974 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264974 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000264974 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000264974 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000264974 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000264974 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000264974 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000264974 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000264974 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000264974 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264974 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264974 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264974 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240507 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240507 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240507 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240507 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240507 | Advanced Micro Devices, Inc. - ABFR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240507 | Samsung Electronics Co., Ltd. - ABFR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240507 | Caterpillar, Inc. - ABFR_149123101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240507 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240507 | ASML Holding NV - ABFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240507 | Micron Technology, Inc. - ABFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240507 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240507 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240507 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240507 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000240507 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240507 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240507 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240507 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240507 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240507 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240507 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245885 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245885 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245885 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000245885 | SectorMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000245885 | SectorWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245886 | SectorMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000240508 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240508 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240508 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240508 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240508 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240508 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240508 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240508 | Micron Technology, Inc. - ABFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240508 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240508 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240508 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240508 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240508 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240508 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000240508 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240508 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240508 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240508 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240508 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240508 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240508 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240508 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241953 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000241953 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241953 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241953 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241953 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241953 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241953 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241953 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241953 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241953 | Eaton Corp. PLC - ABFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241953 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000241953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000241953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000241953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241953 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240509 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240509 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240509 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240509 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240509 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240509 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240509 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240509 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240509 | Cisco Systems, Inc. - ABFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240509 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240509 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240509 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240509 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240509 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000240509 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000240509 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000240509 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240509 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240509 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240509 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240509 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%